Employee Benefit Plans - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Total 401(k) plan expense	$ 172	$ 179	$ 110